Debt With Related Parties - Disclosure of Debt Under Promissory Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 449,716		$ 445,281
Total of long-term debt	$ 577,318		540,734
Maturity	1 year and for more than one year
Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes					$ 100,397,329	[1]	$ 100,397,329	[2]
Principal amount	$ 1,665,422	[3]	1,908,726	[4]
Accrued Interest Payable	2,675,030	[3]	2,367,332	[4]
Total of long-term debt	4,340,452	[3]	4,276,058	[4]
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	4,178,912		4,118,396
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 4,158,458		$ 4,098,238		$ 94,747,329	[1]	$ 94,747,329	[2]
Currency	US$		US$
Principal amount	$ 1,592,780	[3]	$ 1,825,472	[4]
Accrued Interest Payable	2,565,678	[3]	2,272,766	[4]
Total of long-term debt	$ 4,158,458	[3]	$ 4,098,238	[4]
Interest Rate	14.00%		14.00%		14.00%		14.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 213,387		$ 208,469
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 179,245		$ 175,114		$ 5,000,000	[1]	$ 5,000,000	[2]
Currency	US$		US$
Principal amount	$ 70,953	[3]	$ 81,318	[4]
Accrued Interest Payable	108,292	[3]	93,796	[4]
Total of long-term debt	$ 179,245	[3]	$ 175,114	[4]
Interest Rate	15.00%		15.00%		15.00%		15.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 17,867		$ 17,597
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Amount of the Promissory Notes	$ 2,749		$ 2,707		$ 650,000	[1]	$ 650,000	[2]
Currency	US$		US$
Principal amount	$ 1,689	[3]	$ 1,936	[4]
Accrued Interest Payable	1,060	[3]	770	[4]
Total of long-term debt	$ 2,749	[3]	$ 2,706	[4]
Interest Rate	14.00%		14.00%		14.00%		14.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[3]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
[4]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
[5]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[6]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.'s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.